12. INCOME TAXES: Schedule of Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Income Tax Rate Reconciliation

	2021	2020	2019
Statutory Federal income tax rate	21.0%	21.0%	21.0%
Tax effect of S corporation status	(11.3)	1.0	6.7
Tax exempt income	(2.4)	(5.5)	(6.4)
State income taxes	1.3	1.1	0.5
Miscellaneous	-	-	0.3
Effective Tax Rate	8.6%	17.6%	22.1%